Consolidated Statements Of Financial Condition (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Financial Condition [Abstract]
Securities available for sale, cost	$ 1,091,497	$ 1,050,712
Loans receivable, allowance for loan losses	$ 6,537	$ 6,547
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	30,000,000	30,000,000
Common stock, shares issued	16,278,045	16,212,043
Common stock, shares outstanding	14,600,871	14,440,171
Treasury stock, shares	1,677,174	1,771,872